PLANT AND EQUIPMENT, NET (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
SCHEDULE OF PLANT AND EQUIPMENT, NET

Plant and equipment, net, consisted of the following:

	As of
	March 31, 2025	June 30, 2024
Electronic equipment	$415,538	$399,381
Transportation equipment	99,188	99,044
Less: accumulated depreciation	(404,771)	(364,867)
Plant and equipment, net	$109,955	$133,558

Gamehaus Inc [Member]
SCHEDULE OF PLANT AND EQUIPMENT, NET

Plant and equipment, net, consisted of the following:

	As of June 30,
	2024	2023
Electronic equipment	$399,381	$468,863
Transportation equipment	99,044	-
Less: accumulated depreciation	(364,867)	(304,482)
Plant and equipment, net	$133,558	$164,381